Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 697	$ 514
Un- favourable changes reflected in profit or loss	(603)	(357)
Favourable changes recognized in OCI	23	128
Un- favourable changes recognized in OCI	(22)	(149)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	400	142
Un- favourable changes reflected in profit or loss	(317)	(105)
Favourable changes recognized in OCI	0	117
Un- favourable changes recognized in OCI	0	(102)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	62	66
Un- favourable changes reflected in profit or loss	(34)	(39)
Favourable changes recognized in OCI	23	3
Un- favourable changes recognized in OCI	(22)	(39)
Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1	1
Un- favourable changes reflected in profit or loss	(1)	(1)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	13	12
Un- favourable changes reflected in profit or loss	(13)	(9)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	0	0
Un- favourable changes reflected in profit or loss	0	0
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	157	249
Un- favourable changes reflected in profit or loss	(153)	(150)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	64	44
Un- favourable changes reflected in profit or loss	(85)	(53)
Favourable changes recognized in OCI	0	8
Un- favourable changes recognized in OCI	$ 0	$ (8)